Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 25.4%
1,401,665	(1),(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.694%, 01/25/2045	$ 1,344,854	0.1
695,457	(1),(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.546%, 04/25/2045	675,530	0.1
575,130	(1),(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.528%, 06/25/2045	549,924	0.1
584,751	(1),(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.659%, 12/25/2045	528,810	0.0
646,000	(1),(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.659%, 12/25/2045	618,017	0.1
1,327,122	(1),(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.767%, 03/25/2046	1,305,856	0.1
998,319	(1),(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.767%, 03/25/2046	855,962	0.1
390,145		Alternative Loan Trust 2004-32CB 2A2, 2.024%, (US0001M + 0.400%), 02/25/2035	365,108	0.0
574,111		Alternative Loan Trust 2004-J7 MI, 2.644%, (US0001M + 1.020%), 10/25/2034	576,245	0.1
302,500		Alternative Loan Trust 2005-31 1A1, 2.184%, (US0001M + 0.560%), 08/25/2035	274,505	0.0
224,405		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	170,335	0.0
432,377		Alternative Loan Trust 2005-J2 1A12, 2.024%, (US0001M + 0.400%), 04/25/2035	353,968	0.0
278,591		Alternative Loan Trust 2006-19CB A12, 2.024%, (US0001M + 0.400%), 08/25/2036	144,106	0.0
632,608		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	350,644	0.0
389,354		Alternative Loan Trust 2007-18CB 1A7, 2.094%, (US0001M + 0.470%), 08/25/2037	132,086	0.0
1,028,783		Alternative Loan Trust 2007-OA4 A1, 1.964%, (US0001M + 0.170%), 05/25/2047	903,525	0.1
916,117	(1),(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	884,304	0.1
1,972,028	(1),(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.492%, 11/25/2051	1,644,274	0.1
2,521,473	(1),(2)	Bayview MSR Opportunity Master Fund Trust 2021-6 B3A, 3.393%, 10/25/2051	2,080,523	0.2
2,067,043	(1),(2)	Bayview MSR Opportunity Master Fund Trust 2022-2 B3A, 3.414%, 12/25/2051	1,696,715	0.2
144,187	(1)	Bear Stearns ALT-A Trust 2005-10 21A1, 2.913%, 01/25/2036	141,565	0.0
141,198	(1)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.752%, 05/25/2035	135,875	0.0
258,281	(1)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.944%, 09/25/2035	223,426	0.0
1,452,906	(1)	Bear Stearns ALT-A Trust 2005-9 26A1, 2.946%, 11/25/2035	1,021,864	0.1
116,112	(1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.109%, 09/25/2036	103,956	0.0
59,790	(1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 2.624%, 02/25/2037	57,333	0.0
248,441	(1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.711%, 11/25/2034	239,543	0.0
432,644		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	269,329	0.0
362,977		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	213,852	0.0
541,463	(1),(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	534,113	0.0
68,862	(1),(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	68,088	0.0
289,233	(1),(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	278,130	0.0
904,488	(1),(2)	CIM Trust 2019-J1 B3, 3.948%, 08/25/2049	846,208	0.1
500,000	(1),(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	456,068	0.0
958,732	(1),(2)	CIM Trust 2020-J1 B3, 3.450%, 07/25/2050	835,129	0.1
960,854	(1),(2)	CIM Trust 2020-J2 B2, 2.762%, 01/25/2051	784,608	0.1
1,267,366	(1),(2)	CIM Trust 2020-J2 B3, 2.762%, 01/25/2051	1,007,627	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
249,111	(1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.845%, 03/25/2036	$ 202,917	0.0
230,525	(1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.396%, 09/25/2037	209,962	0.0
640,412	(1),(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.108%, 08/25/2036	627,357	0.1
1,518,930	(1),(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.856%, 09/25/2051	1,227,949	0.1
553,019		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	544,992	0.1
149,671		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	136,012	0.0
974,119	(1),(2)	COLT 2022-5 A1 Mortgage Loan Trust, 4.550%, 04/25/2067	945,701	0.1
1,031,458	(2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 3.624%, (US0001M + 2.000%), 01/25/2040	1,016,660	0.1
3,500,000	(2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 4.076%, (SOFR30A + 3.150%), 12/25/2041	3,002,532	0.3
1,500,000	(2)	Connecticut Avenue Securities Trust 2022-R02 2B1, 5.426%, (SOFR30A + 4.500%), 01/25/2042	1,322,065	0.1
703,056	(2)	CSMC 2019-AFC1 A3 Trust, 2.877%, 07/25/2049	674,650	0.1
1,000,000	(1),(2)	CSMC 2021-AFC1 M1 Trust, 2.193%, 03/25/2056	832,647	0.1
196,694	(1),(2)	CSMC Trust 2013-IVR3 B3, 3.398%, 05/25/2043	192,026	0.0
261,306	(1),(2)	CSMC Trust 2013-IVR5 B3, 3.626%, 10/25/2043	255,886	0.0
347,586	(1),(2)	CSMC Trust 2014-IVR1 B3, 3.606%, 11/25/2043	337,473	0.0
347,390	(1),(2)	CSMC Trust 2014-IVR2 B3, 3.808%, 04/25/2044	337,577	0.0
425,621	(1),(2)	CSMC Trust 2014-IVR3 B3, 4.039%, 07/25/2044	414,355	0.0
2,000,000	(1),(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	1,649,365	0.1
332,114	(1),(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.478%, 06/27/2037	321,584	0.0
1,000,000	(2)	Eagle RE 2021-2 M1C Ltd., 4.376%, (SOFR30A + 3.450%), 04/25/2034	943,275	0.1
3,900,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 5.274%, (US0001M + 3.650%), 02/25/2040	3,743,350	0.3
753,348		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 5.874%, (US0001M + 4.250%), 04/25/2029	779,580	0.1
473,605		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 7.174%, (US0001M + 5.550%), 04/25/2028	489,515	0.0
1,747,170		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 5.974%, (US0001M + 4.350%), 05/25/2029	1,808,065	0.2
1,536,847		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.474%, (US0001M + 2.850%), 11/25/2029	1,542,260	0.1
1,573,572		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.124%, (US0001M + 2.500%), 05/25/2030	1,571,238	0.1
2,638,632		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 3.724%, (US0001M + 2.100%), 03/25/2031	2,588,160	0.2
1,000,000	(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 4.226%, (SOFR30A + 3.300%), 11/25/2041	859,941	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
927,511	(2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 5.724%, (US0001M + 4.100%), 07/25/2039	$ 908,360	0.1
129,517	(2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 3.724%, (US0001M + 2.100%), 09/25/2039	129,061	0.0
770,391	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 3.674%, (US0001M + 2.050%), 01/25/2040	754,612	0.1
1,082,172	(1),(2)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/2049	1,054,613	0.1
911,218	(1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.006%, 04/25/2048	843,075	0.1
1,406,146	(1),(2)	Flagstar Mortgage Trust 2018-4 B3, 4.249%, 07/25/2048	1,289,306	0.1
1,990,444	(1),(2)	Flagstar Mortgage Trust 2018-5 B2, 4.479%, 09/25/2048	1,884,486	0.2
922,783	(1),(2)	Flagstar Mortgage Trust 2018-5 B3, 4.479%, 09/25/2048	870,018	0.1
923,321	(1),(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.920%, 10/25/2048	883,038	0.1
344,034	(1),(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	331,691	0.0
947,524	(1),(2)	Flagstar Mortgage Trust 2019-2 B2, 4.038%, 12/25/2049	853,455	0.1
4,791,721	(1),(2)	Flagstar Mortgage Trust 2020-1NV B2A, 4.229%, 03/25/2050	4,272,767	0.4
2,388,217	(1),(2)	Flagstar Mortgage Trust 2020-1NV B3, 4.229%, 03/25/2050	2,117,350	0.2
1,520,775	(2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 3.474%, (US0001M + 1.850%), 02/25/2050	1,506,862	0.1
166,404	(2)	Freddie Mac STACR REMIC Trust 2020-DNA4 M2, 5.374%, (US0001M + 3.750%), 08/25/2050	166,267	0.0
1,477,654	(2)	Freddie Mac STACR REMIC Trust 2020-DNA5 M2, 3.726%, (SOFR30A + 2.800%), 10/25/2050	1,480,596	0.1
1,342,180	(2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 4.724%, (US0001M + 3.100%), 03/25/2050	1,332,805	0.1
131,643	(2)	Freddie Mac STACR REMIC Trust 2020-HQA4 M2, 4.774%, (US0001M + 3.150%), 09/25/2050	131,498	0.0
944,813	(2)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 2.576%, (SOFR30A + 1.650%), 01/25/2034	911,952	0.1
3,900,000	(2)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 4.326%, (SOFR30A + 3.400%), 10/25/2041	3,353,922	0.3
2,000,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 3.176%, (SOFR30A + 2.250%), 08/25/2033	1,857,530	0.2
5,000,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 4.676%, (SOFR30A + 3.750%), 12/25/2041	4,155,939	0.4
10,000,000	(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 4.326%, (SOFR30A + 3.400%), 01/25/2042	8,473,502	0.7
3,000,000	(2)	Freddie Mac STACR REMIC Trust 2022-DNA4 M2, 6.176%, (SOFR30A + 5.250%), 05/25/2042	2,853,261	0.3
749,907		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 3.924%, (US0001M + 2.300%), 09/25/2030	744,630	0.1
1,600,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 3.226%, (SOFR30A + 2.300%), 08/25/2033	1,515,558	0.1
2,000,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 4.576%, (SOFR30A + 3.650%), 11/25/2041	1,720,049	0.2
6,250,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 B1, 5.676%, (SOFR30A + 4.750%), 02/25/2042	5,513,290	0.5

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,000,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1B, 3.326%, (SOFR30A + 2.400%), 02/25/2042	$ 4,626,018	0.4
5,500,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M2, 4.676%, (SOFR30A + 3.750%), 02/25/2042	4,960,594	0.4
663,825	(1),(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	654,613	0.1
65,577	(1),(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	64,864	0.0
956,679	(1),(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	900,577	0.1
169,322	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	160,749	0.0
287,848	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	272,823	0.0
677,323	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	643,027	0.1
2,131,977	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.642%, 05/25/2050	1,877,870	0.2
938,316	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.181%, 08/25/2049	900,286	0.1
100,800	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	99,330	0.0
933,368	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.341%, 11/25/2049	878,324	0.1
120,830	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	118,202	0.0
921,657	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.986%, 03/25/2050	874,853	0.1
3,489,703	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.986%, 03/25/2050	3,145,991	0.3
2,983,530	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.986%, 03/25/2050	2,760,207	0.2
1,260,047	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.651%, 08/25/2051	1,007,608	0.1
988,721	(1),(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B3, 3.393%, 04/25/2052	802,849	0.1
988,721	(1),(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.393%, 04/25/2052	764,388	0.1
96,443	(1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 2.824%, 10/25/2035	61,164	0.0
203,409	(1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 2.867%, 01/25/2036	201,626	0.0
581,701		HarborView Mortgage Loan Trust 2006-14 2A1A, 1.912%, (US0001M + 0.150%), 01/25/2047	517,064	0.0
715,171		HarborView Mortgage Loan Trust 2007-5 A1A, 1.802%, (US0001M + 0.190%), 09/19/2037	656,625	0.1
4,000,000	(2)	Home RE 2019-1 M2 Ltd., 4.874%, (US0001M + 3.250%), 05/25/2029	3,973,956	0.4
2,506,918	(1),(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.327%, 10/25/2051	2,059,216	0.2
1,500,000	(1),(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,226,430	0.1
2,613,524		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.044%, (US0001M + 0.420%), 02/25/2046	2,005,207	0.2
59,760	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	59,246	0.0
1,684,612	(1),(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.101%, 07/25/2052	1,341,695	0.1
471,846		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	301,417	0.0
111,126	(1)	JP Morgan Mortgage Trust 2007-A3 1A1, 3.137%, 05/25/2037	101,288	0.0
943,162		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	465,339	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,324,478	(1),(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.677%, 01/25/2044	$ 1,260,123	0.1
786,000	(1),(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.839%, 10/25/2029	666,944	0.1
1,359,058	(1),(2)	JP Morgan Mortgage Trust 2015-4 B4, 3.559%, 06/25/2045	1,100,933	0.1
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.797%, 05/25/2046	852,463	0.1
3,430,790	(1),(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.458%, 01/25/2047	3,129,321	0.3
864,554	(1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.765%, 08/25/2047	812,504	0.1
1,353,590	(1),(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.883%, 11/25/2048	1,266,674	0.1
1,355,641	(1),(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.777%, 12/25/2048	1,241,284	0.1
1,465,837	(1),(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.712%, 09/25/2048	1,351,821	0.1
2,076,979	(1),(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.712%, 09/25/2048	1,820,181	0.2
999,778	(1),(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.716%, 10/25/2048	929,353	0.1
2,090,445	(1),(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.716%, 10/25/2048	1,930,255	0.2
324,496	(1),(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	309,056	0.0
1,843,979	(1),(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.091%, 01/25/2049	1,733,245	0.2
921,989	(1),(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.091%, 01/25/2049	864,391	0.1
921,539	(1),(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.248%, 02/25/2049	853,717	0.1
923,424	(1),(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.248%, 02/25/2049	837,685	0.1
139,314	(1),(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	136,964	0.0
41,085	(1),(2)	JP Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	40,731	0.0
938,294	(1),(2)	JP Morgan Mortgage Trust 2019-2 B1, 4.527%, 08/25/2049	945,798	0.1
938,294	(1),(2)	JP Morgan Mortgage Trust 2019-2 B2, 4.527%, 08/25/2049	898,885	0.1
1,949,829	(1),(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.461%, 11/25/2049	1,891,913	0.2
945,695	(1),(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.238%, 12/25/2049	877,576	0.1
1,891,402	(1),(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.238%, 12/25/2049	1,816,108	0.2
456,007	(1),(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 02/25/2050	433,245	0.0
2,810,176	(1),(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.288%, 02/25/2050	2,530,900	0.2
409,393	(1),(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	390,100	0.0
2,825,867	(1),(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.425%, 03/25/2050	2,577,987	0.2
2,457,820	(1),(2)	JP Morgan Mortgage Trust 2019-9 B2A, 3.417%, 05/25/2050	2,189,378	0.2
2,995,521	(1),(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.610%, 10/25/2049	2,993,469	0.3
1,643,342	(1),(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.998%, 10/25/2049	1,546,045	0.1
466,478	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	449,971	0.0
202,140	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	194,960	0.0
3,344,851	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.392%, 05/25/2050	3,048,763	0.3
1,147,295	(1),(2)	JP Morgan Mortgage Trust 2019-LTV1 B2, 4.573%, 06/25/2049	1,097,805	0.1
1,893,818	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.708%, 12/25/2049	1,814,395	0.2
1,893,818	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.708%, 12/25/2049	1,813,565	0.2
20,267	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	20,038	0.0
82,365	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	81,323	0.0
957,336	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.418%, 03/25/2050	896,355	0.1
2,393,340	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.418%, 03/25/2050	2,236,837	0.2
400,749	(1),(2)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	375,223	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
346,156	(1),(2)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	$ 327,269	0.0
1,427,661	(1),(2)	JP Morgan Mortgage Trust 2020-3 B2, 3.845%, 08/25/2050	1,264,884	0.1
1,485,725	(1),(2)	JP Morgan Mortgage Trust 2020-4 B1, 3.662%, 11/25/2050	1,312,457	0.1
2,397,248	(1),(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.598%, 12/25/2050	2,140,260	0.2
1,436,330	(1),(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.513%, 03/25/2051	1,185,695	0.1
124,864	(1),(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	123,284	0.0
1,482,099	(1),(2)	JP Morgan Mortgage Trust 2021-14 B4, 3.170%, 05/25/2052	1,152,850	0.1
1,872,982	(1),(2)	JP Morgan Trust 2015-1 B3, 2.174%, 12/25/2044	1,840,727	0.2
499,161	(1),(2)	JP Morgan Trust 2015-3 B3, 3.594%, 05/25/2045	476,107	0.0
866,534	(1),(2)	JP Morgan Trust 2015-3 B4, 3.594%, 05/25/2045	734,615	0.1
90,674		Lehman XS Trust Series 2005-5N 3A1B, 1.476%, (12MTA + 1.000%), 11/25/2035	90,656	0.0
1,952,469	(1),(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.319%, 10/25/2048	1,835,587	0.2
977,033	(1),(2)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.900%, 07/01/2051	779,265	0.1
2,479,362	(1),(2)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.331%, 03/25/2052	1,990,612	0.2
1,140,000	(2)	Mello Warehouse Securitization Trust 2020-2 C, 2.924%, (US0001M + 1.300%), 11/25/2053	1,131,498	0.1
466,321	(1),(2)	MFA 2020-NQM3 A3 Trust, 1.632%, 01/26/2065	451,241	0.0
3,489,000	(1),(2)	MFA 2021-INV2 M1 Trust, 3.199%, 11/25/2056	2,845,277	0.3
700,000	(1),(2)	MFRA Trust 2021-INV1 M1, 2.288%, 01/25/2056	652,103	0.1
127,318		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	86,542	0.0
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.424%, (US0001M + 1.800%), 09/25/2035	930,500	0.1
1,912,458	(1),(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	1,849,804	0.2
3,800,000	(2)	Oaktown Re VII Ltd. 2021-2 M1C, 4.276%, (SOFR30A + 3.350%), 04/25/2034	3,523,186	0.3
60,231	(1),(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	57,810	0.0
176,391	(1),(2)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	169,836	0.0
163,346	(1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	159,691	0.0
337,747	(1),(2)	OBX 2020-EXP3 1A9 Trust, 3.000%, 01/25/2060	321,827	0.0
374,916	(1),(2)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	358,894	0.0
1,482,693	(1),(2)	OBX 2022-J1 A14 Trust, 2.500%, 02/25/2052	1,234,863	0.1
3,851,631	(1),(2)	Oceanview Mortgage Trust 2021-5 B3, 2.978%, 10/25/2051	3,060,093	0.3
1,137,551	(1),(2)	Provident Funding Mortgage Trust 2020-1 B3, 3.262%, 02/25/2050	1,004,076	0.1
56,523	(1),(2)	PSMC 2019-2 A1 Trust, 3.500%, 10/25/2049	55,988	0.0
259,859	(1),(2)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	257,226	0.0
2,900,000	(2)	Radnor RE 2021-1 M1C Ltd., 3.626%, (SOFR30A + 2.700%), 12/27/2033	2,719,493	0.2
126,420	(1),(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	120,293	0.0
1,319,314	(1),(2)	RCKT Mortgage Trust 2019-1 B1A, 3.830%, 09/25/2049	1,212,762	0.1
942,367	(1),(2)	RCKT Mortgage Trust 2019-1 B2A, 3.830%, 09/25/2049	863,360	0.1
1,927,730	(1),(2)	RCKT Mortgage Trust 2020-1 B2A, 3.478%, 02/25/2050	1,715,988	0.2
317,775	(2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	307,274	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
272,951	(1),(2)	Sequoia Mortgage Trust 2015-3 B3, 3.723%, 07/25/2045	$ 231,472	0.0
1,923,384	(1),(2)	Sequoia Mortgage Trust 2017-2 B2, 3.564%, 02/25/2047	1,796,365	0.2
2,633,814	(1),(2)	Sequoia Mortgage Trust 2017-5 B3, 3.799%, 08/25/2047	2,422,805	0.2
899,504	(1),(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.513%, 08/25/2047	835,813	0.1
1,381,885	(1),(2)	Sequoia Mortgage Trust 2019-2 B3, 4.255%, 06/25/2049	1,257,692	0.1
383,328	(1),(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	355,034	0.0
469,068	(1),(2)	Sequoia Mortgage Trust 2019-5 B2, 3.726%, 12/25/2049	421,678	0.0
469,068	(1),(2)	Sequoia Mortgage Trust 2019-5 B3, 3.726%, 12/25/2049	420,249	0.0
653,785	(1),(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.861%, 03/25/2049	659,373	0.1
1,655,129	(1),(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.925%, 08/25/2049	1,668,397	0.1
948,176	(1),(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	934,667	0.1
2,898,521	(1),(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.505%, 09/25/2049	2,666,686	0.2
1,706,854	(1),(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.505%, 09/25/2049	1,666,124	0.1
960,179	(1),(2)	Sequoia Mortgage Trust 2020-2 B2, 3.649%, 03/25/2050	855,972	0.1
2,398,944	(1),(2)	Sequoia Mortgage Trust 2020-2 B3, 3.649%, 03/25/2050	2,127,606	0.2
1,931,981	(1),(2)	Sequoia Mortgage Trust 2020-3 B3, 3.330%, 04/25/2050	1,634,473	0.1
2,510,182	(1),(2)	Sequoia Mortgage Trust 2021-7 B3, 2.871%, 11/25/2051	2,036,232	0.2
9,066,000	(3)	Series RR 2014-1 F Trust, 0.000%, 05/25/2047	7,937,082	0.7
1,338,998	(1),(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.654%, 10/25/2047	1,221,596	0.1
3,000,000	(1),(2)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	2,764,722	0.2
2,000,000	(1),(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	1,936,838	0.2
2,500,000	(2)	Starwood Mortgage Residential Trust 2020-INV1 M1, 2.501%, 11/25/2055	2,430,501	0.2
77,417	(1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 2.576%, 03/25/2035	71,924	0.0
3,905,868	(1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	1,211,577	0.1
1,482,507	(1),(2)	UWM Mortgage Trust 2021-INV4 B3, 3.232%, 12/25/2051	1,190,727	0.1
4,844,410	(1),(2)	UWM Mortgage Trust 2021-INV5 B3, 3.245%, 01/25/2052	3,907,707	0.3
1,291,370	(1),(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	1,147,159	0.1
95,292	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 2.289%, 10/20/2035	92,118	0.0
123,625	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 2.289%, 10/20/2035	119,507	0.0
345,539	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 3.467%, 06/25/2034	334,027	0.0
431,994	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 3.258%, 07/25/2034	417,251	0.0
687,119	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 2.950%, 09/25/2035	646,960	0.1
268,461		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.604%, (US0001M + 0.490%), 10/25/2045	255,770	0.0
217,716	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 2.716%, 12/25/2035	212,841	0.0
225,078	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.577%, 11/25/2036	210,244	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
687,588	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 2.713%, 12/25/2036	$ 635,389	0.1
346,497	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 2.387%, 12/25/2036	324,266	0.0
231,355	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.036%, 02/25/2037	218,556	0.0
397,380	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.125%, 02/25/2037	375,501	0.0
265,184	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.196%, 12/25/2036	249,148	0.0
341,411		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	328,109	0.0
123,489		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	115,422	0.0
408,571		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	390,801	0.0
516,911		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 1.854%, (US0001M + 0.230%), 01/25/2047	486,738	0.0
123,447		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	111,231	0.0
62,553	(1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.870%, 04/25/2036	59,747	0.0
418,459	(1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.767%, 12/28/2037	397,056	0.0
452,073	(1),(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.668%, 07/25/2047	409,844	0.0
185,128	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 07/25/2049	173,589	0.0
2,044,208	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.376%, 12/25/2049	1,669,704	0.1
1,048,845	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.177%, 07/25/2050	903,485	0.1
1,263,535	(1),(2)	Wells Fargo Mortgage Backed Securities 2021-1 B3 Trust, 2.718%, 12/25/2050	970,858	0.1

	Total Collateralized Mortgage Obligations
	(Cost $322,452,627)		290,162,848	25.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 51.5%
2,580,000	(2)	Arbor Multifamily Mortgage Securities Trust 2020-MF3 D, 2.000%, 10/15/2054	1,729,908	0.2
5,649,000	(2)	Arbor Multifamily Mortgage Securities Trust 2020-MF3 E, 2.000%, 10/15/2054	3,573,451	0.3
3,500,000	(2)	AREIT 2019-CRE3 D Trust, 4.098%, (TSFR1M + 2.650%), 09/14/2036	3,342,131	0.3
2,500,000	(2)	Austin Fairmont Hotel Trust 2019-FAIR E, 3.574%, (US0001M + 2.250%), 09/15/2032	2,312,844	0.2
690,000	(2),(3)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	677,556	0.1
2,200,000	(2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,805,744	0.2
5,680,000	(2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,942,372	0.3
7,060,000	(1),(2),(4)	BANK 2017-BNK4 XE, 1.602%, 05/15/2050	405,381	0.0
21,150,000	(1),(2),(4)	BANK 2017-BNK8 XE, 1.404%, 11/15/2050	1,268,774	0.1
9,363,500	(1),(2),(4)	BANK 2018-BNK12 XD, 1.547%, 05/15/2061	670,831	0.1
11,019,120	(1),(4)	BANK 2019-BNK19 XA, 1.087%, 08/15/2061	580,770	0.1
52,715,041	(1),(4)	BANK 2020-BNK27 XA, 1.268%, 04/15/2063	3,630,190	0.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
17,897,083	(1),(4)	BANK 2020-BNK30 XA, 1.428%, 12/15/2053	$ 1,416,040	0.1
14,884,017	(1),(4)	BANK 2021-BNK31 XA, 1.437%, 02/15/2054	1,256,737	0.1
47,533,712	(1),(4)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.706%, 08/15/2052	3,792,197	0.3
103,000,000	(1),(2),(4)	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/2033	690,198	0.1
39,257,200	(1),(4)	BBCMS Mortgage Trust 2020-C7 XA, 1.738%, 04/15/2053	3,278,887	0.3
6,625,766	(1),(4)	BBCMS Trust 2021-C10 XA, 1.426%, 07/15/2054	544,878	0.0
7,268,112	(2)	BCRR 2016-FRR3 E Trust, 2.736%, (US0001M + 18.348%), 05/26/2026	6,369,454	0.6
18,964,000	(1),(2),(4)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	1,380,647	0.1
50,364,590	(1),(4)	Benchmark 2018-B7 XA Mortgage Trust, 0.588%, 05/15/2053	969,377	0.1
20,179,797	(1),(4)	Benchmark 2019-B10 XA Mortgage Trust, 1.386%, 03/15/2062	1,161,916	0.1
14,907,500	(1),(2),(4)	Benchmark 2019-B14 XD Mortgage Trust, 1.400%, 12/15/2062	1,173,243	0.1
1,350,000	(2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	1,045,745	0.1
3,220,000	(1),(2),(4)	Benchmark 2019-B9 XD Mortgage Trust, 2.168%, 03/15/2052	342,474	0.0
12,515,174	(1),(4)	Benchmark 2020-B17 XA Mortgage Trust, 1.539%, 03/15/2053	841,794	0.1
6,115,000	(2)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	5,302,143	0.5
22,630,280	(1),(4)	Benchmark 2020-B18 XA Mortgage Trust, 1.916%, 07/15/2053	2,026,318	0.2
7,249,971	(1),(4)	Benchmark 2020-B20 XA Mortgage Trust, 1.735%, 10/15/2053	636,741	0.1
15,951,452	(1),(4)	Benchmark 2020-B22 XA Mortgage Trust, 1.632%, 01/15/2054	1,565,313	0.1
18,455,008	(1),(4)	Benchmark 2021-B23 XA Mortgage Trust, 1.381%, 02/15/2054	1,394,946	0.1
34,605,759	(1),(4)	Benchmark 2021-B25 XA Mortgage Trust, 1.225%, 04/15/2054	2,440,090	0.2
4,971,392	(1),(4)	Benchmark 2021-B28 XA Mortgage Trust, 1.400%, 08/15/2054	405,884	0.0
8,000,000	(1),(2),(4)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	690,004	0.1
6,580,000	(2),(3)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	4,542,376	0.4
3,350,000	(2),(3)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	2,504,095	0.2
8,425,000	(1),(2)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.520%, 05/25/2052	6,810,786	0.6
5,000,000	(2)	BPR Trust 2021-WILL E, 8.074%, (US0001M + 6.750%), 06/15/2038	4,692,909	0.4
2,403,000	(2)	BX Commercial Mortgage Trust 2019-IMC D, 3.224%, (US0001M + 1.900%), 04/15/2034	2,286,432	0.2
500,000	(2)	BX Trust 2022-VAMF F, 4.578%, (TSFR1M + 3.299%), 01/15/2039	458,567	0.0
1,910,000	(1),(2)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	1,602,197	0.1
1,250,000	(1),(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	890,855	0.1
1,470,000	(2)	Cascade Funding Mortgage Trust 2021-FRR1 AK99, 4.700%, 09/29/2029	1,046,029	0.1
5,600,000	(2)	Cascade Funding Mortgage Trust 2021-FRR1 BK98, 6.730%, 08/29/2029	3,463,371	0.3
8,930,000	(2)	Cascade Funding Mortgage Trust 2021-FRR1 CK98, 6.970%, 08/29/2029	5,427,989	0.5
17,729,670	(1),(4)	CD 2019-CD8 XA Mortgage Trust, 1.548%, 08/15/2057	1,361,377	0.1
2,810,000	(1),(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.760%, 03/10/2047	2,622,191	0.2
44,693,343	(1),(2),(4)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.595%, 03/10/2047	989,622	0.1
740,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.578%, 08/10/2049	540,519	0.0
4,231,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.849%, 07/10/2049	2,892,899	0.3
2,010,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.849%, 07/10/2049	1,154,139	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,150,000	(2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	$ 4,118,909	0.4
20,655,000	(1),(2),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.406%, 09/15/2050	1,146,012	0.1
2,240,000	(1),(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.234%, 11/10/2051	1,997,961	0.2
14,360,924	(1),(4)	COMM 2012-CR3 XA, 1.980%, 10/15/2045	44,435	0.0
1,230,000	(1),(2)	COMM 2013-CR10 F Mortgage Trust, 5.063%, 08/10/2046	1,104,755	0.1
4,900,000	(1),(2)	COMM 2013-GAM D, 3.531%, 02/10/2028	4,558,646	0.4
1,255,000	(1),(2)	COMM 2013-GAM F, 3.531%, 02/10/2028	1,100,266	0.1
5,530,000	(1),(2)	COMM 2019-GC44 180B Mortgage Trust, 3.513%, 08/15/2057	4,895,555	0.4
1,820,000	(1),(2)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	1,594,284	0.1
16,406,000	(1),(2),(4)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.891%, 11/15/2050	677,428	0.1
2,630,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.624%, 08/10/2049	2,047,058	0.2
1,000,000	(1),(2)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	824,698	0.1
13,834,264	(1),(2),(4)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.769%, 03/25/2038	897,261	0.1
14,783,257	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.810%, 03/25/2030	1,562,434	0.1
9,073,176	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.814%, 04/25/2030	941,687	0.1
24,684,734	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.973%, 11/25/2030	1,442,789	0.1
29,744,837	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.865%, 12/25/2030	1,535,916	0.1
3,388,066	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1515 X1, 1.638%, 02/25/2035	441,544	0.0
12,578,155	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.443%, 07/25/2035	1,551,079	0.1
13,055,009	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.096%, 08/25/2036	1,274,197	0.1
22,039,000	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates KG01 X3, 3.230%, 05/25/2029	3,910,249	0.3
5,493,139	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates KG04 X1, 0.940%, 11/25/2030	309,026	0.0
12,250,292	(2),(4)	FREMF 2016-K57 X2B Mortgage Trust, 0.100%, 08/25/2049	41,987	0.0
4,833,678	(2),(3)	FREMF 2016-K57 D Mortgage Trust, 0.000%, 08/25/2049	3,441,592	0.3
50,932,517	(2),(4)	FREMF 2016-K57 X2A Mortgage Trust, 0.100%, 08/25/2049	159,597	0.0
8,543,000	(2),(3)	FREMF 2016-K60 D Mortgage Trust, 0.000%, 12/25/2049	6,093,588	0.5
1,280,619	(2),(4)	FREMF 2016-K60 X2A Mortgage Trust, 0.100%, 12/25/2049	4,463	0.0
77,283,019	(2),(3)	FREMF 2017-K64 D Mortgage Trust, 0.000%, 05/25/2050	52,521,207	4.6
449,682	(2),(3)	FREMF 2018-K156 C Mortgage Trust, 0.000%, 07/25/2036	189,798	0.0
912,250	(2)	FREMF 2018-KBF2 C Mortgage Trust, 5.620%, (US0001M + 4.500%), 10/25/2025	893,896	0.1
7,638,268	(2)	FREMF 2019-KBF3 C Mortgage Trust, 5.870%, (US0001M + 4.750%), 01/25/2029	7,626,513	0.7
2,300,000	(2),(3)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	1,344,022	0.1
29,322,481	(2),(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	110,990	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,260,000	(2),(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	$ 15,598	0.0
160,388,405	(2),(4)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	17,057	0.0
3,326,000	(1),(2),(5)	FRR Re-REMIC Trust 2018-C1 CK32, 0.260%, 10/27/2046	3,118,739	0.3
7,374,672	(2)	GAM RE-REMIC TR 2021-FFR2 BK44, 1.750%, 09/27/2051	6,559,076	0.6
7,087,000	(2)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.430%, 09/27/2051	5,675,504	0.5
5,395,000	(2),(3)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	4,562,722	0.4
6,557,000	(2),(3)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	5,414,339	0.5
5,334,000	(2)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.050%, 09/27/2051	4,539,352	0.4
4,526,000	(2),(3)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	2,865,690	0.3
5,392,000	(2),(3)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	4,449,039	0.4
5,331,000	(2),(3)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	4,214,308	0.4
3,000,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.890%, 11/29/2050	2,331,635	0.2
7,423,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1C, 1.280%, 11/29/2050	5,161,526	0.5
11,147,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1D, 1.410%, 11/29/2050	7,468,250	0.7
5,000,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1E, 1.460%, 11/29/2050	3,306,069	0.3
5,000,000	(2)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.190%, 11/29/2050	3,566,450	0.3
8,020,000	(2)	GAM Re-REMIC Trust 2021-FRR1 2C, 1.430%, 11/29/2050	5,338,821	0.5
9,937,000	(2),(4)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.038%, 01/29/2052	8,194,941	0.7
6,762,000	(2),(5)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.820%, 01/29/2052	5,308,788	0.5
7,361,000	(2),(5)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.280%, 01/27/2052	5,045,907	0.4
3,846,000	(2),(5)	GAM Resecuritization Trust 2022-FRR3 C728, 0.460%, 08/27/2050	3,377,781	0.3
3,915,000	(2),(5)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.640%, 05/27/2048	3,314,213	0.3
4,744,000	(2),(5)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.080%, 11/27/2049	3,525,244	0.3
3,310,000	(2),(4)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.411%, 01/29/2052	2,490,751	0.2
3,856,000	(2),(5)	GAM Resecuritization Trust 2022-FRR3 CK89, 1.500%, 01/27/2052	2,475,383	0.2
3,849,000	(2),(5)	GAM Resecuritization Trust 2022-FRR3 D728, 0.520%, 01/29/2052	3,296,296	0.3
5,194,000	(2),(5)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.140%, 12/27/2045	5,020,538	0.4
3,094,000	(2),(5)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.560%, 10/27/2047	2,685,818	0.2
3,914,000	(2),(5)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.720%, 05/27/2048	3,243,968	0.3
1,295,000	(2),(5)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.180%, 12/27/2045	1,239,980	0.1
2,064,000	(2),(5)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.610%, 01/29/2052	1,724,396	0.2
4,220,407	(1),(2),(4)	GS Mortgage Securities Corp. II 2011-GC3 X, 95.950%, 03/10/2044	12,813	0.0
1,968,916	(1),(2)	GS Mortgage Securities Trust 2012-GCJ7 D, 5.541%, 05/10/2045	1,781,869	0.2
5,540,000	(1),(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	4,224,250	0.4
500,000	(2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	411,566	0.0
6,303,424	(1),(4)	GS Mortgage Securities Trust 2019-GC38 XA, 1.115%, 02/10/2052	302,575	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,170,000	(2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	$ 1,629,237	0.1
14,427,375	(1),(4)	GS Mortgage Securities Trust 2019-GC40 XA, 1.220%, 07/10/2052	756,310	0.1
1,800,000	(2)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	1,165,528	0.1
500,000	(2)	GS Mortgage Securities Trust 2021-GSA3 E, 2.250%, 12/15/2054	295,134	0.0
5,860,000	(1),(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.394%, 01/05/2034	5,443,625	0.5
1,410,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,300,151	0.1
5,000,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	4,113,384	0.4
1,930,000	(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 3.484%, (US0001M + 2.160%), 07/15/2036	1,816,330	0.2
1,330,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	1,024,368	0.1
1,360,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.990%, 12/05/2038	817,307	0.1
30,178,467	(1),(2),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.797%, 11/15/2045	577,415	0.1
3,550,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.049%, 01/15/2047	3,314,852	0.3
734,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	577,867	0.1
46,979,000	(1),(2),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	503,974	0.0
34,428,000	(1),(2),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.521%, 01/15/2048	343,221	0.0
13,000,000	(1),(2)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.739%, 03/10/2049	9,618,519	0.8
3,000,000	(2)	MBRT 2019-MBR H1, 5.574%, (US0001M + 4.000%), 11/15/2036	2,782,587	0.2
4,930,763	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 C, 4.500%, 08/15/2045	4,833,182	0.4
4,050,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.737%, 11/15/2045	3,931,534	0.3
2,360,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	1,823,771	0.2
4,880,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 G, 3.707%, 11/15/2046	3,062,941	0.3
5,500,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 E, 4.144%, 12/15/2048	5,215,747	0.5
9,950,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.521%, 10/15/2048	8,131,674	0.7
7,861,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 F, 4.521%, 10/15/2048	5,969,533	0.5
3,650,000	(2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	3,849,208	0.3
2,600,000	(2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	2,748,017	0.2
680,158	(2)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	632,176	0.1
1,590,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,254,199	0.1
6,893,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 F, 4.020%, 11/15/2049	3,758,507	0.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
40,628,001	(1),(4)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.451%, 07/15/2052	$ 2,674,462	0.2
6,586,500	(1),(2),(4)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.542%, 07/15/2052	536,118	0.0
14,768,956	(1),(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.915%, 12/15/2050	491,688	0.0
15,555,000	(1),(2),(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.632%, 12/15/2050	1,155,444	0.1
4,000,000	(2)	Multifamily Connecticut Avenue Securities Trust 2020-01 M10, 5.374%, (US0001M + 3.750%), 03/25/2050	3,609,306	0.3
2,170,000	(2)	Prima Capital CRE Securitization 2019-7A C Ltd., 3.250%, 12/25/2050	2,011,290	0.2
10,000,000	(2)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	8,504,014	0.7
97,200,000		RFM 2022-WF1, 3.750%, 05/27/2027	97,200,000	8.5
3,320,000	(1),(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	2,994,396	0.3
16,387,272	(1),(4)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.740%, 04/15/2052	1,250,688	0.1
720,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.606%, 12/10/2045	678,966	0.1
6,144,146	(1),(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.182%, 12/15/2047	114,778	0.0
16,657,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.398%, 09/15/2058	575,547	0.1
16,657,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.398%, 09/15/2058	573,442	0.0
32,664,000	(1),(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.685%, 11/15/2049	697,442	0.1
7,605,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	492,784	0.0
33,294,065	(1),(4)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.055%, 10/15/2050	1,175,610	0.1
14,951,275	(1),(4)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.950%, 06/15/2051	582,668	0.1
20,701,165	(1),(4)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.677%, 08/15/2054	2,049,630	0.2
3,680,000	(2),(3)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	3,539,759	0.3
2,550,000	(1),(2)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	2,546,233	0.2
33,172,806	(1),(2),(4)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.614%, 12/15/2045	140,711	0.0
5,350,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,913,053	0.4
2,020,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	1,819,399	0.2
638,507	(1),(2),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.221%, 03/15/2048	2,757	0.0
19,090,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.090%, 06/15/2046	16,745,737	1.5
5,146,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	4,650,351	0.4
2,380,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-UBS1 E, 5.192%, 03/15/2046	2,261,288	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $622,949,525)		587,914,284	51.5

ASSET-BACKED SECURITIES: 28.0%
		Automobile Asset-Backed Securities: 1.3%
2,020,000		Americredit Automobile Receivables Trust 2019-1 C, 3.360%, 02/18/2025	2,014,819	0.2
1,800,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,769,247	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
3,350,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	$ 3,269,611	0.3
2,350,000		AmeriCredit Automobile Receivables Trust 2020-2 D, 2.130%, 03/18/2026	2,263,390	0.2
750,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	735,229	0.1
2,760,920		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	2,763,385	0.2
1,500,000	(2)	Tesla Auto Lease Trust 2020-A E, 4.640%, 08/20/2024	1,484,024	0.1
			14,299,705	1.3

		Home Equity Asset-Backed Securities: 0.3%
680,449	(1),(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	554,321	0.1
691,320	(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	557,553	0.1
2,504,296		GSAA Home Equity Trust 2006-14 A3A, 2.124%, (US0001M + 0.250%), 09/25/2036	970,844	0.1
947,891		GSAA Home Equity Trust 2007-1 1A1, 1.784%, (US0001M + 0.080%), 02/25/2037	334,314	0.0
467,075	(1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	465,217	0.0
545,021	(1)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	490,126	0.0
			3,372,375	0.3

		Other Asset-Backed Securities: 23.4%
2,000,000	(2)	AIG CLO 2019-2A DR Ltd., 4.234%, (US0003M + 3.050%), 10/25/2033	1,795,758	0.2
3,000,000	(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	2,775,914	0.2
1,500,000	(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	1,401,956	0.1
1,047,195	(1),(2),(4),(6)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	–	–
3,500,000	(2)	Apidos CLO XXXI 2019-31A DR, 4.144%, (US0003M + 3.100%), 04/15/2031	3,232,274	0.3
3,500,000	(2)	Apidos CLO XXXIII 2020-33A DR, 4.184%, (US0003M + 3.000%), 10/24/2034	3,225,348	0.3
6,500,000	(2)	Apidos CLO XXXVI 2021-36A D, 3.963%, (US0003M + 2.900%), 07/20/2034	6,029,224	0.5
1,089,000	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	1,020,166	0.1
5,800,000	(2)	Aqua Finance Trust 2017-A B, 2.400%, 07/17/2046	4,966,048	0.4
994,582	(2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	964,418	0.1
2,800,125	(2)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	2,528,325	0.2
5,000,000	(2)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	4,422,355	0.4
736,108	(2)	Babson CLO Ltd. 2014-IA C, 3.704%, (US0003M + 3.450%), 07/20/2025	733,330	0.1
4,500,000	(2)	Babson CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	4,051,544	0.4
4,000,000	(2)	Barings CLO Ltd. 2021-1A D, 4.084%, (US0003M + 2.900%), 04/25/2034	3,679,040	0.3
208,608	(1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.066%, 10/25/2036	201,437	0.0
5,000,000	(2)	Benefit Street Partners CLO Ltd. 2021-23A D, 4.834%, (US0003M + 3.650%), 04/25/2034	4,682,970	0.4
5,000,000	(2)	Benefit Street Partners CLO XVIII Ltd. 2019-18A DR, 4.444%, (US0003M + 3.400%), 10/15/2034	4,713,195	0.4
3,750,000	(2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 3.001%, (TSFR3M + 2.150%), 04/15/2035	3,500,556	0.3
7,250,000	(2)	BlueMountain CLO XXXII Ltd. 2021-32A D, 4.444%, (US0003M + 3.400%), 10/15/2034	6,760,857	0.6
4,588,500	(2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	4,357,858	0.4

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
5,000,000	(2)	Carlyle Global Market Strategies 2021-7A C, 4.144%, (US0003M + 3.100%), 10/15/2035	$ 4,662,915	0.4
5,800,000	(2)	CARLYLE US CLO 2021-8A D Ltd., 4.244%, (US0003M + 3.200%), 10/15/2034	5,432,309	0.5
3,075,399	(2)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	2,717,956	0.2
1,862,450	(2)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	1,810,195	0.2
1,399,250	(2)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,369,634	0.1
1,319,625	(2)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	1,198,616	0.1
2,100,000	(2)	Dryden 77 CLO Ltd. 2020-77A ER, 7.348%, (US0003M + 5.870%), 05/20/2034	1,818,107	0.2
5,750,000	(2)	Dryden 86 CLO Ltd. 2020-86A DR, 4.244%, (US0003M + 3.200%), 07/17/2034	5,183,872	0.5
5,000,000	(2)	Dryden 95 CLO Ltd. 2021-95A D, 4.378%, (US0003M + 2.900%), 08/20/2034	4,593,690	0.4
4,400,000	(2)	Dryden Senior Loan Fund 2021-92A E, 7.978%, (US0003M + 6.500%), 11/20/2034	3,977,283	0.3
1,488,750	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,446,371	0.1
4,500,000	(2)	Galaxy XXIII CLO Ltd. 2017-23A DR, 4.584%, (US0003M + 3.400%), 04/24/2029	4,205,957	0.4
2,250,000	(2)	Greystone Commercial Real Estate Notes 2021-FL3 E, 4.074%, (US0001M + 2.750%), 07/15/2039	2,084,532	0.2
1,565,369	(2)	Helios Issuer LLC 2020-AA A, 2.980%, 06/20/2047	1,433,189	0.1
867,503	(2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	822,038	0.1
2,122,607	(2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	2,035,589	0.2
642,247	(2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	626,679	0.1
750,000	(2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	708,469	0.1
830,988	(2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	756,896	0.1
1,892,489	(2)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	1,707,783	0.1
5,000,000	(2)	Magnetite XXVI Ltd. 2020-26A DR, 4.034%, (US0003M + 2.850%), 07/25/2034	4,678,900	0.4
344,762	(2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	344,420	0.0
936,945	(2)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	935,875	0.1
900,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	869,261	0.1
1,800,000	(1),(2)	Mill City Mortgage Trust 2015-2 B2, 3.576%, 09/25/2057	1,704,468	0.1
1,639,775	(2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	1,544,506	0.1
1,142,382	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,103,358	0.1
1,052,445	(2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	1,014,838	0.1
1,143,536	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,110,257	0.1
1,461,699	(2)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	1,347,888	0.1
1,062,837	(2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	918,884	0.1
760,634	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	722,934	0.1
2,250,000	(2)	Neuberger Berman Loan Advisers Clo 42 Ltd. 2021-42A D, 3.844%, (US0003M + 2.800%), 07/16/2035	2,064,141	0.2
4,850,000	(2)	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A D, 3.894%, (US0003M + 2.850%), 10/16/2034	4,473,058	0.4
3,000,000	(2)	NYACK Park CLO Ltd. 2021-1A D, 3.863%, (US0003M + 2.800%), 10/20/2034	2,719,233	0.2
2,000,000	(2)	NYACK Park CLO Ltd. 2021-1A E, 7.163%, (US0003M + 6.100%), 10/20/2034	1,773,542	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
3,000,500	(2)	Oaktree CLO 2020-1A ER Ltd., 7.554%, (US0003M + 6.510%), 07/15/2034	$ 2,636,935	0.2
3,000,000	(2)	Oaktree CLO Ltd. 2021-1A D, 4.294%, (US0003M + 3.250%), 07/15/2034	2,814,288	0.2
6,000,000	(2)	OHA Credit Partners XVI 2021-16A D, 3.894%, (US0003M + 2.850%), 10/18/2034	5,607,984	0.5
4,750,000	(2)	Palmer Square CLO 2015-2A DR2 Ltd., 6.813%, (US0003M + 5.750%), 07/20/2030	4,219,995	0.4
4,500,000	(2)	Palmer Square CLO 2021-3A E Ltd., 6.383%, (US0003M + 6.150%), 01/15/2035	3,993,710	0.3
4,550,000	(2)	Palmer Square CLO 2021-4A D Ltd., 3.994%, (US0003M + 2.950%), 10/15/2034	4,231,641	0.4
3,800,000	(2)	Palmer Square CLO Ltd. 2021-2A E, 7.394%, (US0003M + 6.350%), 07/15/2034	3,416,405	0.3
3,125,000	(2)	Palmer Square Loan Funding 2021-2A D Ltd., 6.478%, (US0003M + 5.000%), 05/20/2029	2,714,422	0.2
111,829	(1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.549%, 01/25/2036	109,497	0.0
778,983	(2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	779,386	0.1
2,500,000	(2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	2,495,934	0.2
600,000	(2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	594,534	0.0
3,200,000	(2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	3,157,178	0.3
1,780,000	(2)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,747,535	0.1
950,000	(2)	SoFi Consumer Loan Program 2021-1 D Trust, 2.040%, 09/25/2030	876,527	0.1
4,500,000	(2)	Sound Point Clo XIV Ltd. 2016-3A DR, 4.834%, (US0003M + 3.650%), 01/23/2029	4,346,631	0.4
161,339		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 1.964%, (US0001M + 0.340%), 12/25/2036	158,293	0.0
8,092,484	(2)	Sunnova Helios Issuer II LLC 2021-B B, 2.010%, 07/20/2048	7,133,064	0.6
3,860,993	(2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	3,321,598	0.3
3,404,893	(2)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 02/01/2055	3,094,667	0.3
6,950,000	(2)	Sunrun Jupiter Issuer 2022-1A A LLC, 4.750%, 07/30/2057	6,631,039	0.6
1,691,174	(2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	1,594,472	0.1
4,200,000	(2)	Symphony CLO XIV Ltd. 2014-14A DR, 4.138%, (US0003M + 3.100%), 07/14/2026	4,157,139	0.4
7,000,000	(2)	Symphony Static CLO I Ltd. 2021-1A D, 3.934%, (US0003M + 2.750%), 10/25/2029	6,389,313	0.6
2,000,000	(2)	TCW CLO 2017-1A DRR Ltd., 4.909%, (US0003M + 3.670%), 10/29/2034	1,843,140	0.2
6,000,000	(2)	TCW CLO 2020-1A DRR Ltd., 4.463%, (US0003M + 3.400%), 04/20/2034	5,553,882	0.5
3,000,000	(2)	TCW CLO 2021-2A D Ltd., 4.434%, (US0003M + 3.250%), 07/25/2034	2,746,830	0.2
2,000,000	(2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	1,847,271	0.2
1,100,000	(2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	1,065,360	0.1
2,000,000	(2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 2.994%, (US0003M + 1.950%), 07/18/2031	1,873,236	0.2
5,000,000	(2)	THL Credit Wind River 2017-3A CR Clo Ltd., 3.544%, (US0003M + 2.500%), 04/15/2035	4,744,645	0.4
2,047,479	(2)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	1,765,420	0.2
1,100,000	(1),(2)	Towd Point Mortgage Trust 2015-2 2B2, 3.909%, 11/25/2057	1,095,150	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
2,450,000	(2)	Trafigura Securitisation Finance PLC 2021-1A B, 1.780%, 01/15/2025	$ 2,303,782	0.2
2,702,500	(2)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	2,345,387	0.2
1,632,997	(2)	Upstart Securitization Trust 2021-5 A, 1.310%, 11/20/2031	1,572,937	0.1
1,600,000	(2)	Venture 33 CLO Ltd. 2018-33A CR, 3.324%, (US0003M + 2.280%), 07/15/2031	1,487,890	0.1
5,412,500	(2)	Venture XXI CLO Ltd. 2015-21A DR, 3.844%, (US0003M + 2.800%), 07/15/2027	5,141,328	0.4
2,295,198	(2)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	1,941,350	0.2
1,600,000	(2)	Whetstone Park CLO Ltd. 2021-1A D, 3.963%, (US0003M + 2.900%), 01/20/2035	1,472,762	0.1
5,743,140	(2)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	5,128,922	0.4
6,500,875	(2)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	5,682,096	0.5
			266,793,791	23.4

		Student Loan Asset-Backed Securities: 3.0%
131,033	(2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	121,316	0.0
333,821	(2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	332,221	0.0
229,142	(2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	229,142	0.0
94,864	(2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	92,766	0.0
22,294	(2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	21,517	0.0
623,956	(2)	Commonbond Student Loan Trust 2020-AGS B, 3.160%, 08/25/2050	602,687	0.1
597,694	(1),(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	593,309	0.1
138,610	(2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	136,935	0.0
800,914	(1),(2)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	759,745	0.1
464,225	(2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	459,093	0.0
1,037,846	(2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	985,221	0.1
377,479	(2)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	352,069	0.0
850,000	(2)	Navient Private Education Refi Loan Trust 2021-F B, 2.120%, 02/18/2070	651,264	0.1
2,623,000	(2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,337,484	0.2
1,000,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	956,404	0.1
1,600,000	(2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,600,896	0.1
3,265,000	(1),(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,268,703	0.3
1,525,000	(1),(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,501,484	0.1
1,250,000	(1),(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,227,154	0.1
1,250,000	(2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,219,157	0.1
1,000,000	(2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	975,924	0.1
4,000,000	(2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	3,852,790	0.3
2,000,000	(2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	1,939,724	0.2
2,100,000	(2)	SoFi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,989,595	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
5,050,000	(2) SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	$ 4,470,044	0.4
4,100,000	(2) SoFi Professional Loan Program 2020-C BFX Trust, 3.360%, 02/15/2046	3,798,222	0.3
		34,474,866	3.0

	Total Asset-Backed Securities
	(Cost $344,874,256)	318,940,737	28.0

	Total Long-Term Investments
	(Cost $1,290,276,408)	1,197,017,869	104.9

SHORT-TERM INVESTMENTS: 4.6%
	Commercial Paper: 2.3%
7,200,000	Auto Zone, 1.850%, 07/01/2022	7,199,635	0.6
10,000,000	Eaton Corp., 1.830%, 07/01/2022	9,999,499	0.9
2,700,000	Enbridge (US) Inc., 2.050%, 07/01/2022	2,699,848	0.2
7,000,000	Excelon Corp., 2.050%, 07/05/2022	6,998,600	0.6

	Total Commercial Paper
	(Cost $26,898,600)	26,897,582	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
25,897,000	(7) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%
	(Cost $25,897,000)	25,897,000	2.3

	Total Short-Term Investments
	(Cost $52,795,600)	52,794,582	4.6

	Total Investments in Securities (Cost $1,343,072,008)	$1,249,812,451	109.5
	Liabilities in Excess of Other Assets	(108,807,865)	(9.5)
	Net Assets	$1,141,004,586	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of June 30, 2022.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2022.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Rate shown is the 7-day yield as of June 30, 2022.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$290,162,848	$–	$290,162,848
Asset-Backed Securities	–	318,940,737	–	318,940,737
Commercial Mortgage-Backed Securities	–	587,914,284	–	587,914,284
Short-Term Investments	25,897,000	26,897,582	–	52,794,582
Total Investments, at fair value	$25,897,000	$1,223,915,451	$–	$1,249,812,451
Other Financial Instruments+
Futures	2,812,614	–	–	2,812,614
Total Assets	$28,709,614	$1,223,915,451	$–	$1,252,625,065
Liabilities Table
Other Financial Instruments+
Futures	$(432,758)	$–	$–	$(432,758)
Total Liabilities	$(432,758)	$–	$–	$(432,758)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Long Bond	135	09/21/22	$18,714,375	$155,572
U.S. Treasury Ultra 10-Year Note	58	09/21/22	7,387,750	273,570
U.S. Treasury Ultra Long Bond	86	09/21/22	13,273,563	(432,758)
			$39,375,688	$(3,616)
Short Contracts:
U.S. Treasury 10-Year Note	(196)	09/21/22	(23,232,125)	328,689
U.S. Treasury 2-Year Note	(369)	09/30/22	(77,495,766)	446,054
U.S. Treasury 5-Year Note	(2,297)	09/30/22	(257,838,250)	1,608,729
			$(358,566,141)	$2,383,472

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,353,683,318.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$(3,150,563)
Gross Unrealized Depreciation	(98,340,448)
Net Unrealized Depreciation	$(101,491,011)